STOCK-BASED COMPENSATION - SAR Valuation Assumptions (Details) - Vimeo Inc. - Stock Appreciation Rights (SARs) [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions used in the Black-Scholes option pricing model
Expected volatility	38.00%	41.00%
Risk-free interest rate	1.00%	1.80%
Expected term	3 years 3 months 18 days	3 years 4 months 24 days
Dividend yield	$ 0	$ 0